Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000170095
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I2
Trading Symbol	BWDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/investor-resources/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/investor-resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,625	$10,128	$10,156	$10,265
12/31/17	$11,059	$10,214	$10,285	$10,628
12/31/18	$11,003	$10,377	$10,427	$10,629
12/31/19	$11,876	$10,795	$10,949	$11,556
12/31/20	$12,429	$11,155	$11,465	$12,423
12/31/21	$12,717	$11,102	$11,353	$12,232
12/31/22	$12,315	$10,693	$10,729	$10,641
12/31/23	$13,522	$11,186	$11,254	$11,229
12/31/24	$14,419	$11,673	$11,677	$11,369
12/31/25	$15,449	$12,297	$12,390	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Boyd Watterson Limited Duration Enhanced Income Fund	3.49%	7.14%	4.45%	4.45%
Bloomberg 1-3 Year U.S. Treasury Bond Index	2.27%	5.17%	1.76%	1.83%
Bloomberg 1-3 Year US Government/Credit Index	2.36%	5.35%	1.97%	2.09%
Bloomberg U.S. 1-5 Year Government/Credit Index	2.46%	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.01%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	3.16%	7.22%	4.50%	4.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (216)-771-3450.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 540,178,766
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 682,491
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$540,178,766 Number of Portfolio Holdings163 Advisory Fee (net of waivers)$682,491 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	48.5%
Corporate Bonds	37.5%
Money Market Funds	0.7%
Term Loans	5.5%
U.S. Government & Agencies	2.0%
U.S. Treasury Bonds & Notes	5.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Health Care	0.1%
Real Estate	0.4%
Finance	0.4%
Utilities	0.6%
Money Market Funds	0.7%
Technology	1.2%
Consumer Staples	1.7%
Communications	1.7%
Financials	5.7%
Industrials	6.8%
Materials	7.0%
U.S. Treasury Obligations	7.7%
Consumer Discretionary	8.4%
Energy	8.8%
ABS	16.1%
CLO	31.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	5.7%
United States Treasury Note	2.0%
Exeter Automobile Receivables Trust 2021-4, E	1.9%
First Investors Auto Owner Trust 2023-1, D	1.6%
Morgan Stanley	1.6%
Neuberger Berman CLO XVII Ltd., CR3	1.4%
MasTec, Inc.	1.2%
Sound Point Clo XV Ltd., E	1.2%
Octagon Investment Partners XXI Ltd., BR4	1.2%
Bridgecrest Lending Auto Securitization Trust, D	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000170094
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I
Trading Symbol	BWDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/investor-resources/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/investor-resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
04/13/17	$10,000	$10,000	$10,000	$10,000
12/31/17	$10,288	$10,026	$10,030	$10,176
12/31/18	$10,226	$10,186	$10,169	$10,177
12/31/19	$11,018	$10,597	$10,678	$11,064
12/31/20	$11,500	$10,950	$11,181	$11,895
12/31/21	$11,746	$10,898	$11,072	$11,711
12/31/22	$11,359	$10,496	$10,463	$10,188
12/31/23	$12,436	$10,980	$10,975	$10,751
12/31/24	$13,248	$11,459	$11,387	$10,885
12/31/25	$14,156	$12,071	$12,083	$11,680

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (April 13, 2017)
Boyd Watterson Limited Duration Enhanced Income Fund	3.36%	6.85%	4.24%	4.07%
Bloomberg 1-3 Year U.S. Treasury Bond Index	2.27%	5.17%	1.76%	1.95%
Bloomberg 1-3 Year US Government/Credit Index	2.36%	5.35%	1.97%	2.18%
Bloomberg U.S. 1-5 Year Government/Credit Index	2.46%	6.11%	1.56%	2.19%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	1.80%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	3.16%	7.22%	4.50%	4.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (216)-771-3450.

Performance Inception Date	Apr. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 540,178,766
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 682,491
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$540,178,766 Number of Portfolio Holdings163 Advisory Fee (net of waivers)$682,491 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	48.5%
Corporate Bonds	37.5%
Money Market Funds	0.7%
Term Loans	5.5%
U.S. Government & Agencies	2.0%
U.S. Treasury Bonds & Notes	5.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Health Care	0.1%
Real Estate	0.4%
Finance	0.4%
Utilities	0.6%
Money Market Funds	0.7%
Technology	1.2%
Consumer Staples	1.7%
Communications	1.7%
Financials	5.7%
Industrials	6.8%
Materials	7.0%
U.S. Treasury Obligations	7.7%
Consumer Discretionary	8.4%
Energy	8.8%
ABS	16.1%
CLO	31.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	5.7%
United States Treasury Note	2.0%
Exeter Automobile Receivables Trust 2021-4, E	1.9%
First Investors Auto Owner Trust 2023-1, D	1.6%
Morgan Stanley	1.6%
Neuberger Berman CLO XVII Ltd., CR3	1.4%
MasTec, Inc.	1.2%
Sound Point Clo XV Ltd., E	1.2%
Octagon Investment Partners XXI Ltd., BR4	1.2%
Bridgecrest Lending Auto Securitization Trust, D	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

[1]	Annualized
[2]	Annualized